COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 16.6%
	FIXED INCOME - 16.6%
4,623,532	Invesco Senior Loan ETF			$ 97,279,113
2,274,449	iShares Broad USD High Yield Corporate Bond ETF			82,517,010
308,008	iShares iBoxx High Yield Corporate Bond ETF(a)			23,759,737
1,580,649	SPDR Blackstone Senior Loan ETF(a)			66,071,128
	TOTAL EXCHANGE-TRADED FUNDS (Cost $266,844,446)			269,626,988

	OPEN-END FUNDS — 73.5%
	FIXED INCOME - 73.5%
13,383,298	BlackRock Floating Rate Income Portfolio, Institutional Class			129,550,321
29,896,366	BlackRock High Yield Bond Portfolio, Institutional Class			210,171,455
33,863,765	Fidelity Advisor Floating Rate High Income Fund, Class I			313,578,465
10,868,723	Goldman Sachs High Yield Floating Rate Fund, Institutional Class			96,514,256
16,367,612	JPMorgan High Yield Fund, Class I			104,261,689
1,808	Lord Abbett Floating Rate Fund, Class I			14,754
1,000	Lord Abbett High Yield Fund, Class I			6,320
1,000	MainStay MacKay High Yield Corporate Bond Fund, Class I			5,160
1,000	Nuveen High Yield Fund, Institutional Class			8,660
20,001,000	PGIM High Yield Fund, Class Z			94,404,720
26,458,745	PIMCO High Yield Fund, Institutional Class			209,817,851
4,109,371	Transamerica High Yield Bond, Class I			32,833,872
	TOTAL OPEN-END FUNDS (Cost $1,151,882,052)			1,191,167,523

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 6.7%
	U.S. TREASURY BILLS — 6.7%
25,000,000	United States Treasury Bill(b)	5.270	07/05/24	24,985,458
20,000,000	United States Treasury Bill(b)	5.280	08/06/24	19,895,690
15,000,000	United States Treasury Bill(a),(b)	5.260	09/24/24	14,815,594
25,000,000	United States Treasury Bill(b)	5.190	10/24/24	24,586,160

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 6.7% (Continued)
	U.S. TREASURY BILLS — 6.7% (Continued)
25,000,000	United States Treasury Bill(b)	5.155	12/05/24	$ 24,440,688
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $108,720,732)			108,723,590

Shares
	SHORT-TERM INVESTMENTS — 2.5%
	COLLATERAL FOR SECURITIES LOANED - 0.2%
1,000,000	BlackRock Liquidity FedFund, Institutional Class, 5.33% (Cost $1,000,000)(c),(d)			1,000,000
1,862,620	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.32% (Cost $1,862,620)(c),(d)			1,862,620
1,000,000	Morgan Stanley Institutional Liquidity Fund, Government Portfolio, 5.32% (Cost $1,000,000) (c),(d)			1,000,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,862,620)			3,862,620

	MONEY MARKET FUNDS - 2.3%
36,907,163	Goldman Sachs Financial Square Government Fund, Class FST, 5.21% (Cost $36,907,163)(d)			36,907,163

	TOTAL SHORT-TERM INVESTMENTS (Cost $40,769,783)			40,769,783

	TOTAL INVESTMENTS - 99.3% (Cost $1,568,217,013)			$ 1,610,287,884
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%			11,813,558
	NET ASSETS - 100.0%			$ 1,622,101,442

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024, was $14,295,291.
(b)	Zero coupon bond. Rate shown is discount rate at time of purchase.
(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $3,862,620 at June 30, 2024. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a value of $10,763,254.
(d)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

CREDIT DEFAULT SWAP
		Payement	Buy/Sell	Fixed Rate	Maturity	Notional	Premiums		Unrealized
Description	Counterparty	Frequency	Protection	Received	Date	Amount	Paid (Received)	Value	Depreciation
CDX North American High Yield Index Version 1, Series 42 *	Wells Fargo	Quarterly	Sell	5.00%	6/20/2029	$ 132,000,000	$ 8,574,233	$ 8,294,088	$ (280,145)

* The underlying holdings of this security can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=34df7470e8df4b33a6742f19138b8278

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 43.9%
	ADVERTISING & MARKETING - 0.1%
1,602	Trade Desk, Inc. (The), Class A(a)	$ 156,467

	AEROSPACE & DEFENSE - 0.2%
2,258	Howmet Aerospace, Inc.	175,288
114	TransDigm Group, Inc.	145,648
		320,936
	APPAREL & TEXTILE PRODUCTS - 0.6%
46,290	Hanesbrands, Inc.(a)	228,210
1,496	PVH Corporation	158,382
17,807	VF Corporation	240,394
16,362	Wolverine World Wide, Inc.	221,214
		848,200
	ASSET MANAGEMENT - 0.9%
11,962	Blue Owl Capital, Inc.	212,326
24,255	FTAI Infrastructure, Inc.	209,321
10,770	ODP Corporation (The)(a)	422,938
20,595	Robinhood Markets, Inc.(a)	467,712
		1,312,297
	AUTOMOTIVE - 0.8%
3,562	Autoliv, Inc.	381,098
4,126	General Motors Company	191,694
3,763	Miller Industries, Inc.	207,040
9,194	Phinia, Inc.	361,876
		1,141,708
	BANKING - 0.4%
2,808	Axos Financial, Inc.(a)	160,477
5,386	Merchants Bancorp	218,348
18,900	NU Holdings Ltd./Cayman Islands, CLASS A(a)	243,622
		622,447
	CHEMICALS - 0.5%
1,581	Albemarle Corporation(b)	151,017
6,394	Axalta Coating Systems Ltd.(a)	218,483
20,972	Tronox Holdings PLC, Class A	329,051
		698,551

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 43.9% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.1%
4,108	Brink's Company (The)	$ 420,660
15,020	CoreCivic, Inc.(a)	194,960
24,994	Enviri Corporation(a)	215,698
17,509	GEO Group, Inc. (The)(a)	251,429
2,594	Huron Consulting Group, Inc.(a)	255,509
4,110	TriNet Group, Inc.	411,000
		1,749,256
	CONSTRUCTION MATERIALS - 0.2%
942	Advanced Drainage Systems, Inc.	151,087
1,017	Owens Corning	176,674
		327,761
	CONSUMER SERVICES - 0.9%
3,468	Adtalem Global Education, Inc.(a)	236,552
58,155	Coursera, Inc.(a)	416,390
14,042	Laureate Education, Inc., Class A	209,787
13,719	Upbound Group, Inc.	421,174
		1,283,903
	E-COMMERCE DISCRETIONARY - 0.2%
13,262	Chewy, Inc.(a),(b)	361,257

	ELECTRIC UTILITIES - 0.9%
1,800	Constellation Energy Corporation	360,486
21,697	Hawaiian Electric Industries, Inc.(b)	195,707
4,957	NRG Energy, Inc.	385,952
4,189	Vistra Corporation	360,170
		1,302,315
	ELECTRICAL EQUIPMENT - 0.4%
1,981	BWX Technologies, Inc.	188,195
2,096	Itron, Inc.(a)	207,421
1,720	Vertiv Holdings Company	148,900
		544,516
	ENGINEERING & CONSTRUCTION - 0.7%
6,292	Frontdoor, Inc.(a)	212,607
4,368	Primoris Services Corporation	217,920

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 43.9% (Continued)
	ENGINEERING & CONSTRUCTION - 0.7% (Continued)
401	TopBuild Corporation(a)	$ 154,493
18,917	Tutor Perini Corporation(a)	412,012
		997,032
	ENTERTAINMENT CONTENT - 0.1%
2,667	AppLovin Corporation, Class A(a)	221,948

	FOOD - 1.1%
21,448	Adecoagro S.A.	208,689
6,802	BellRing Brands, Inc.(a)	388,666
18,267	Dole PLC	223,588
24,310	Hain Celestial Group, Inc. (The)(a)	167,982
1,661	Post Holdings, Inc.(a)	173,010
10,045	Vital Farms, Inc.(a)	469,806
		1,631,741
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
22,329	Mercer International, Inc.	190,690
3,252	Sylvamo Corporation	223,087
4,885	Trex Company, Inc.(a)	362,076
		775,853
	HEALTH CARE FACILITIES & SERVICES - 1.6%
22,654	AdaptHealth Corporation(a)	226,540
70,958	agilon health, Inc.(a),(b)	464,065
1,586	Cardinal Health, Inc.	155,936
52,484	Community Health Systems, Inc.(a)	176,346
10,549	GeneDx Holdings Corporation(a)	275,751
444	HCA Healthcare, Inc.	142,648
7,540	Option Care Health, Inc.(a)	208,858
9,836	Pennant Group, Inc. (The)(a)	228,097
2,879	Tenet Healthcare Corporation(a)	382,993
1,044	Universal Health Services, Inc., Class B	193,067
		2,454,301
	HOME & OFFICE PRODUCTS - 0.9%
9,633	Arhaus, Inc.	163,183
15,504	MillerKnoll, Inc.	410,701

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 43.9% (Continued)
	HOME & OFFICE PRODUCTS - 0.9% (Continued)
32,263	Newell Brands, Inc.	$ 206,806
5,243	SharkNinja, Inc.	394,011
15,260	Steelcase, Inc., Class A	197,770
		1,372,471
	HOME CONSTRUCTION - 1.7%
8,314	AZEK Company, Inc. (The)(a)	350,269
7,745	Beazer Homes USA, Inc.(a)	212,833
3,966	Green Brick Partners, Inc.(a)	227,014
3,253	Griffon Corporation	207,737
1,746	M/I Homes, Inc.(a)	213,256
1,230	Meritage Homes Corporation	199,076
1,912	PulteGroup, Inc.	210,511
6,917	Taylor Morrison Home Corporation(a)	383,477
1,746	Toll Brothers, Inc.	201,104
9,816	Tri Pointe Homes, Inc.(a)	365,646
		2,570,923
	HOUSEHOLD PRODUCTS - 0.3%
16,997	Nu Skin Enterprises, Inc., Class A	179,148
2,419	Spectrum Brands Holdings, Inc.	207,865
		387,013
	INDUSTRIAL INTERMEDIATE PROD - 0.1%
6,220	Proto Labs, Inc.(a)	192,136

	INDUSTRIAL SUPPORT SERVICES - 0.1%
325	United Rentals, Inc.	210,187

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
3,737	Jefferies Financial Group, Inc.	185,953
2,158	State Street Corporation	159,692
		345,645
	INSURANCE - 2.2%
12,601	Ambac Financial Group, Inc.(a)	161,545
18,812	American Coastal Insurance Corporation(a),(b)	198,467
13,788	CNO Financial Group, Inc.	382,203

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 43.9% (Continued)
	INSURANCE - 2.2% (Continued)
62,173	Genworth Financial, Inc., Class A(a)	$ 375,525
5,757	Jackson Financial, Inc., Class A	427,514
3,968	Mercury General Corporation	210,860
6,795	NMI Holdings, Inc., Class A(a)	231,302
7,219	Old Republic International Corporation	223,067
13,030	Radian Group, Inc.	405,233
1,094	Reinsurance Group of America, Inc.	224,565
3,805	Root, Inc(a)	196,376
11,198	Universal Insurance Holdings, Inc.	210,074
		3,246,731
	INTERNET MEDIA & SERVICES - 1.7%
17,235	Cargurus, Inc.(a)	451,557
43,836	Eventbrite, Inc., Class A(a)	212,166
9,533	EverQuote, Inc.(a)	198,858
6,942	Fiverr International Ltd.(a),(b)	162,651
58,407	GoodRx Holdings, Inc.(a)	455,576
14,621	Lyft, Inc.(a)	206,156
13,373	Maplebear, Inc.(a)	429,808
3,637	Roku, Inc.(a)	217,965
14,457	Snap, Inc., Class A(a)	240,131
		2,574,868
	LEISURE FACILITIES & SERVICES - 0.8%
23,479	Accel Entertainment, Inc.(a)	240,895
1,647	Cava Group, Inc.(a)	152,759
4,623	Madison Square Garden Entertainment Corporation(a)	158,245
42,344	Rush Street Interactive, Inc.(a)	406,079
2,349	Wynn Resorts Ltd.	210,236
		1,168,214
	LEISURE PRODUCTS - 0.3%
12,234	Mattel, Inc.(a)	198,925
3,649	Winnebago Industries, Inc.	197,776
		396,701
	MACHINERY - 1.0%
11,504	Enerpac Tool Group Corporation	439,223

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 43.9% (Continued)
	MACHINERY - 1.0% (Continued)
2,147	Federal Signal Corporation	$ 179,639
1,652	Franklin Electric Company, Inc.	159,121
22,000	Mueller Water Products, Inc.	394,240
1,895	Oshkosh Corporation	205,039
3,610	Terex Corporation	197,972
		1,575,234
	MEDICAL EQUIPMENT & DEVICES - 1.1%
10,861	10X Genomics, Inc., Class A(a)	211,246
476	ABIOMED, Inc. - CVR(a),(c)	486
815	Align Technology, Inc.(a)	196,765
8,504	Integra LifeSciences Holdings Corporation(a)	247,807
358	Intuitive Surgical, Inc.(a)	159,256
11,641	Novocure Ltd.(a)	199,410
3,411	PROCEPT BioRobotics Corporation(a)	208,378
6,375	QuidelOrtho Corporation(a)	211,778
3,647	RxSight, Inc.(a)	219,440
		1,654,566
	METALS & MINING - 1.7%
14,701	Compass Minerals International, Inc.	151,861
2,042	CONSOL Energy, Inc.	208,345
10,135	Constellium S.E.(a)	191,045
14,891	Eldorado Gold Corporation(a)	220,237
37,093	Ferroglobe PLC	198,818
19,108	Gatos Silver, Inc.(a)	199,488
23,450	Hudbay Minerals, Inc.	212,223
8,273	Peabody Energy Corporation	182,999
89,678	SSR Mining, Inc.	404,447
21,366	SunCoke Energy, Inc.	209,387
84,033	Taseko Mines Ltd.(a)	205,881
3,332	Warrior Met Coal, Inc.	209,150
		2,593,881
	MORTGAGE FINANCE - 0.3%
46,096	TPG RE Finance Trust, Inc.	398,269

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 43.9% (Continued)
	OIL & GAS PRODUCERS - 2.1%
2,996	Civitas Resources, Inc.	$ 206,724
6,488	Coterra Energy, Inc.	173,035
16,129	Crescent Energy Company(b)	191,129
8,213	Delek US Holdings, Inc.	203,354
13,402	EnLink Midstream, LLC	184,412
1,053	Marathon Petroleum Corporation	182,674
40,178	NGL Energy Partners, L.P.(a)	203,301
15,245	Par Pacific Holdings, Inc.(a)	384,936
8,870	PBF Energy, Inc., Class A	408,197
23,410	Plains GP Holdings, L.P., Class A	440,577
4,630	SM Energy Company	200,155
10,646	TXO Partners, L.P.	214,623
29,335	VAALCO Energy, Inc.	183,930
16,502	Vermilion Energy, Inc.	181,687
		3,358,734
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
21,528	Archrock, Inc.	435,296
36,930	Helix Energy Solutions Group, Inc.(a)	440,943
8,164	Kodiak Gas Services, Inc.	222,551
29,499	Newpark Resources, Inc.(a)	245,137
9,671	Oceaneering International, Inc.(a)	228,816
7,025	TechnipFMC PLC	183,704
		1,756,447
	PUBLISHING & BROADCASTING - 0.4%
40,352	Gray Television, Inc.	209,830
2,297	Liberty Media Corp-Liberty Formula One(a)	165,016
6,108	News Corporation, Class A	168,398
		543,244
	REAL ESTATE SERVICES - 0.1%
18,608	Newmark Group, Inc., Class A	190,360

	RENEWABLE ENERGY - 0.5%
7,720	American Superconductor Corporation(a)	180,571
11,242	SolarEdge Technologies, Inc.(a)	283,973

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 43.9% (Continued)
	RENEWABLE ENERGY - 0.5% (Continued)
83,927	SunPower Corporation(a),(b)	$ 248,424
		712,968
	RETAIL - CONSUMER STAPLES - 0.1%
2,437	Sprouts Farmers Market, Inc.(a)	203,879

	RETAIL - DISCRETIONARY - 1.2%
8,412	American Eagle Outfitters, Inc.	167,904
1,132	Builders FirstSource, Inc.(a)	156,680
1,506	Carvana Company(a),(b)	193,852
870	Dick's Sporting Goods, Inc.	186,920
19,234	Gap, Inc. (The)	459,500
59,522	Petco Health & Wellness Company, Inc.(a)	224,993
1,790	Signet Jewelers Ltd.	160,348
9,903	Victoria's Secret & Company(a)	174,986
501	Williams-Sonoma, Inc.(b)	141,467
		1,866,650
	SEMICONDUCTORS - 2.2%
6,819	Amkor Technology, Inc.	272,896
711	Applied Materials, Inc.	167,789
103	Broadcom, Inc.	165,370
2,018	Cirrus Logic, Inc.(a)	257,618
4,097	FormFactor, Inc.(a)	247,991
199	KLA Corporation	164,077
3,449	MKS Instruments, Inc.	450,370
509	Monolithic Power Systems, Inc.	418,235
924	Onto Innovation, Inc.(a)	202,873
41,810	Ouster, Inc.(a)	410,992
2,927	Rambus, Inc.(a)	171,991
9,250	Ultra Clean Holdings, Inc.(a)	453,251
		3,383,453
	SOFTWARE - 4.1%
8,685	Alkami Technology, Inc.(a)	247,349
21,718	Bandwidth, Inc., Class A(a)	366,600
8,205	BILL Holdings, Inc.(a)	431,747

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 43.9% (Continued)
	SOFTWARE - 4.1% (Continued)
490	Cadence Design Systems, Inc.(a)	$ 150,798
38,047	Cellebrite DI Ltd.(a)	454,662
29,458	Cognyte Software Ltd.(a)	225,059
8,620	Couchbase, Inc.(a)	157,401
1,530	Datadog, Inc., Class A(a)	198,426
3,642	Donnelley Financial Solutions, Inc.(a)	217,136
12,821	MeridianLink, Inc.(a)	273,857
767	Monday.com Ltd.(a)	184,663
40,123	Olo, Inc.(a)	177,344
6,914	Omnicell, Inc.(a)	187,162
22,113	Oscar Health, Inc.(a)	349,828
7,536	Palantir Technologies, Inc., Class A(a)	190,887
3,659	Pegasystems, Inc.	221,479
20,474	PubMatic, Inc., Class A(a)	415,827
6,674	RingCentral, Inc., Class A(a)	188,207
5,600	Samsara, Inc., Class A(a)	188,720
29,714	SEMrush Holdings, Inc.(a)	397,870
2,904	Twilio, Inc., Class A(a)	164,976
1,030	Wix.com Ltd.(a)	163,842
26,193	Zeta Global Holdings Corporation(a)	462,305
		6,016,145
	SPECIALTY FINANCE - 1.3%
4,719	AerCap Holdings N.V.	439,811
7,271	Enact Holdings, Inc.	222,929
27,196	LendingClub Corporation(a)	230,078
4,824	LendingTree, Inc.(a)	200,630
10,867	MGIC Investment Corporation	234,184
5,413	Mr. Cooper Group, Inc.(a)	439,698
6,300	PROG Holdings, Inc.	218,484
		1,985,814
	STEEL - 0.3%
2,073	Carpenter Technology Corporation	227,159
3,908	Commercial Metals Company	214,901

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 43.9% (Continued)
	STEEL - 0.3% (Continued)
22,935	Mechel PJSC - ADR(a),(c)	$ –
		442,060
	TECHNOLOGY HARDWARE - 1.5%
489	Arista Networks, Inc.(a)	171,385
4,288	Celestica, Inc.(a)	245,831
6,564	Credo Technology Group Holding Ltd.(a)	209,654
19,566	Daktronics, Inc.(a)	272,946
1,489	Dell Technologies, Inc., Class C	205,348
1,694	Jabil, Inc.	184,290
1,456	NetApp, Inc.	187,533
40,932	Pitney Bowes, Inc.	207,935
2,654	Pure Storage, Inc., Class A(a)	170,413
23,945	TTM Technologies, Inc.(a)	465,251
		2,320,586
	TECHNOLOGY SERVICES - 1.9%
2,330	Block, Inc., Class A(a)	150,262
1,043	Coinbase Global, Inc., Class A(a)	231,786
118,844	Conduent, Inc.(a)	387,431
28,349	Dlocal Ltd./Uruguay(a)	229,343
5,512	ExlService Holdings, Inc.(a)	172,856
40,620	Green Dot Corporation, Class A(a)	383,859
13,220	LiveRamp Holdings, Inc.(a)	409,027
18,816	Pagaya Technologies Ltd.(a)	240,092
35,504	Pagseguro Digital Ltd., Class A(a)	415,043
8,403	Toast, Inc., Class A(a)	216,545
		2,836,244
	TELECOMMUNICATIONS - 0.3%
22,627	Telephone and Data Systems, Inc.	469,058

	TOBACCO & CANNABIS - 0.1%
6,715	Turning Point Brands, Inc.	215,484

	TRANSPORTATION & LOGISTICS - 2.0%
3,177	Delta Air Lines, Inc.	150,717

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 43.9% (Continued)
	TRANSPORTATION & LOGISTICS - 2.0% (Continued)
10,192	Genco Shipping & Trading Ltd.	$ 217,192
7,092	Global Ship Lease, Inc.	204,179
15,502	Golden Ocean Group Ltd.	213,928
4,973	Navios Maritime Partners, L.P.	253,772
1,424	Ryder System, Inc.	176,405
41,734	Safe Bulkers, Inc.	242,891
5,341	SkyWest, Inc.(a)	438,335
7,706	Tsakos Energy Navigation Ltd.	225,632
4,222	United Airlines Holdings, Inc.(a)	205,443
3,453	XPO, Inc.(a)	366,535
10,610	ZIM Integrated Shipping Services Ltd.	235,224
		2,930,253
	TRANSPORTATION EQUIPMENT - 0.4%
5,690	Allison Transmission Holdings, Inc.	431,871
4,976	Trinity Industries, Inc.	148,882
		580,753
	WHOLESALE - CONSUMER STAPLES - 0.5%
2,472	Performance Food Group Company(a)	163,424
36,951	United Natural Foods, Inc.(a)	484,058
3,006	US Foods Holding Corporation(a)	159,258
		806,740
	WHOLESALE - DISCRETIONARY - 0.1%
7,941	G-III Apparel Group Ltd.(a)	214,963

	TOTAL COMMON STOCKS (Cost $64,648,371)	66,271,163

	EXCHANGE-TRADED FUNDS — 12.0%
	EQUITY - 12.0%
581,146	Counterpoint Quantitative Equity ETF(d)	18,141,460
	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,227,754)

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 23.4%
	U.S. TREASURY BILLS — 23.4%
2,500,000	United States Treasury Bill(e)			5.270	07/02/24	$ 2,499,636
10,000,000	United States Treasury Bill(e),(f)			5.230	10/10/24	9,854,393
7,500,000	United States Treasury Bill(e)			5.220	10/29/24	7,370,835
7,500,000	United States Treasury Bill(e)			5.155	11/07/24	7,361,191
7,500,000	United States Treasury Bill(e)			5.160	11/21/24	7,347,020
1,000,000	United States Treasury Bill(b),(e)			5.170	11/29/24	978,545
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $35,411,824)					35,411,620

Shares
	SHORT-TERM INVESTMENTS — 14.4%
	COLLATERAL FOR SECURITIES LOANED - 0.9%
200,000	BlackRock Liquidity FedFund, Institutional Class, 5.33% (Cost $200,000)(g),(h)					200,000
985,647	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.32% (Cost $985,647) (g),(h) Morgan Stanley Institutional Liquidity Fund, Government Portfolio, 5.32% (Cost $200,000) (g),(h)					985,647
200,000						200,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,385,647)					1,385,647

	MONEY MARKET FUNDS - 13.5%
20,298,132	Fidelity Treasury Portfolio, Class I, 5.19% (Cost $20,298,132)(h)					20,298,132

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,683,779)					21,683,779

Contracts(i)
	FUTURE OPTIONS PURCHASED - 0.5%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.5%
38	CME E-Mini Standard & Poor's 500 Index Future	Goldman Sachs	09/20/2024	$ 5,325	$ 10,490,850	$ 117,325
180	CME E-Mini Standard & Poor's 500 Index Future	Goldman Sachs	09/20/2024	5,350	49,693,500	600,750
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $747,125)					718,075

	TOTAL INVESTMENTS - 94.2% (Cost $138,718,853)					$ 142,226,097
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.8%					8,793,171
	NET ASSETS - 100.0%					$ 151,019,268

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(j)	Value and Unrealized Appreciation
105	CME E-Mini Standard & Poor's 500 Index Future	Goldman Sachs	09/23/2024	$ 28,987,875	$ 67,695
TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
CVR	- Contingent Value Right
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
S.	- Société Anonyme
S.E.	- Société Europeae

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024, was $2,536,099.
(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(d)	Affiliated investment.
(e)	Zero coupon bond. Rate shown is the discount rate at time of purchase.
(f)	All or a portion of this security is pledged as collateral for total return swaps. As of June 30, 2024, the value of the pledged portion is $9,854,393.
(g)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $1,385,647 at June 30, 2024. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a value of $1,269,568.
(h)	Rate disclosed is the seven-day effective yield as of June 30, 2024.
(i)	Each contract is equivalent to one futures contract.
(j)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affect the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

TOTAL RETURN SWAPS
	Payment				Number Of	Maturity	Notional	Upfront	Unrealized
Description/Received	Frequency	Currency	Rate Paid*	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
JP Morgan International Long Index Basket**	Maturity	USD	OBFR + 0.45%	JP Morgan	399,920	8/12/2025	$ 40,398,537	$ -	$ 1,097,802
JP Morgan International Long Index Basket 2**	Maturity	USD	OBFR + 0.45%	JP Morgan	469,530	8/12/2025	48,085,099	-	2,097,562
JP Morgan International Long/Short Index Basket	Maturity	USD	OBFR + 0.82%	JP Morgan	121,500	8/12/2025	12,409,613	-	487,539
JP Morgan U.S. Long/Short Index Basket	Maturity	USD	OBFR + 1.02%	JP Morgan	105,000	8/12/2025	10,424,584	-	61,304
SPDR S&P 500 ETF**	Monthly	USD	OBFR + 0.40%	JP Morgan	135,773	12/4/2026	65,123,671	-	8,766,711
									12,510,918

	Payment				Number Of	Maturity	Notional	Upfront	Unrealized
Description/Paid	Frequency	Currency	Rate Received	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
JP Morgan International Short Index Basket**	Maturity	USD	OBFR - 0.53%	JP Morgan	428,360	8/12/2025	42,439,612	-	223,545
JP Morgan International Short Index Basket 2**	Maturity	USD	OBFR - 0.79%	JP Morgan	511,838	8/12/2025	49,887,463	-	938,947
JP Morgan U.S. Short Index Basket**	Maturity	USD	OBFR - 0.90%	JP Morgan	314,985	8/12/2025	31,442,670	-	744,639
JP Morgan U.S. Short Index Basket 2**	Maturity	USD	OBFR - 0.64%	JP Morgan	324,626	8/12/2025	32,312,540	-	1,188,993
									$ 3,096,124

									$ 15,607,042
OBFR - Overnight Bank Funding Rate
* Rate shown is the all in weighted rate as of June 30, 2024.
** The underlying holdings of this security can be found at https://counterpointfunds.com/tactical-equity-fund/

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 15.8%
	FIXED INCOME - 15.8%
840,005	VanEck High Yield Muni ETF	$ 43,386,258
	TOTAL EXCHANGE-TRADED FUNDS (Cost $42,885,044)

	OPEN-END FUNDS — 82.6%
	FIXED INCOME - 82.6%
1,809,200	American Century High-Yield Municipal Fund, Class I	16,047,601
5,550,794	American High-Income Municipal Bond Fund, Class F-3	84,372,076
723	BlackRock High Yield Municipal Fund, Institutional Class	6,643
1,724,673	Delaware National High-Yield Municipal Bond Fund, Institutional Class	17,884,862
58,817	Eaton Vance High Yield Municipal Income Fund, Class I	483,474
53,077	Franklin High Yield Tax-Free Income Fund, Advisor Class	476,099
110,497	Goldman Sachs High Yield Municipal Fund, Institutional Class	1,023,204
68,169	Invesco AMT-Free Municipal Fund, Class Y	467,642
12,077	Invesco High Yield Municipal Fund, Class Y	103,744
145,985	Invesco Rochester Municipal Opportunities Fund, Class Y	1,002,920
984	MainStay MacKay High Yield Municipal Bond Fund, Class I	11,757
982,427	Nuveen High Yield Municipal Bond Fund, Class I	14,972,192
1,801,820	PGIM Muni High Income Fund, Class Z	17,027,202
120,192	PIMCO High Yield Municipal Bond Fund, Institutional Class	1,022,837
6,473,925	T Rowe Price Tax-Free High Yield Fund, Inc., Class I	71,925,306
	TOTAL OPEN-END FUNDS (Cost $214,267,799)	226,827,559

	SHORT-TERM INVESTMENTS — 1.3%
	MONEY MARKET FUNDS - 1.3%
3,569,960	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.88% (Cost $3,570,317)(a)	3,570,317

	TOTAL INVESTMENTS - 99.7% (Cost $260,723,160)	$ 273,784,134
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	823,364
	NET ASSETS - 100.0%	$ 274,607,498

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2024.